Brumadinho dam failure (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 1,970
Revision to estimates	297
Monetary and present value adjustments	272
Disbursements	(874)
Translation adjustment	246
Balance at the ending	1,911
Judicial Settlement For Brumadinho [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,164
Revision to estimates	70
Monetary and present value adjustments	166
Disbursements	(523)
Translation adjustment	144
Balance at the ending	1,021
Judicial Settlement For Brumadinho [Member] | Payment Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	304
Revision to estimates	3
Monetary and present value adjustments	41
Disbursements	(196)
Translation adjustment	37
Balance at the ending	189
Judicial Settlement For Brumadinho [Member] | Provision For Socio Economic Reparation And Others [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	327
Revision to estimates	1
Monetary and present value adjustments	46
Disbursements	(97)
Translation adjustment	40
Balance at the ending	317
Judicial Settlement For Brumadinho [Member] | Provision For Social And Environmental Reparation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	533
Revision to estimates	66
Monetary and present value adjustments	79
Disbursements	(230)
Translation adjustment	67
Balance at the ending	515
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	806
Revision to estimates	227
Monetary and present value adjustments	106
Disbursements	(351)
Translation adjustment	102
Balance at the ending	890
Other Obligations [Member] | Tailings Containment And Geotechnical Safety [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	504
Revision to estimates	76
Monetary and present value adjustments	67
Disbursements	(169)
Translation adjustment	64
Balance at the ending	542
Other Obligations [Member] | Individual Indemnification [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	49
Revision to estimates	61
Monetary and present value adjustments	8
Disbursements	(48)
Translation adjustment	5
Balance at the ending	75
Other Obligations [Member] | Other Commitments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	253
Revision to estimates	90
Monetary and present value adjustments	31
Disbursements	(134)
Translation adjustment	33
Balance at the ending	$ 273